As filed with the Securities and Exchange Commission on July 3, 2012

Investment Company Act File Number 811-3955

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

New York Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1411 Broadway

New York, NY 10018

(Address of principal executive offices)    (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:    212-830-5200

Date of fiscal year end:        April 30

Date of reporting period:      April 30, 2012

Item 1:	Report to Stockholders

New York Daily Tax Free Income Fund, Inc. Shareholder Letter

Dear Shareholder:

The past year has shown us that the more things are different, the more they stay the same. Interest rates remain at historical lows and the Fed has stated on a number of occasions that they would expect this environment to continue through sometime in 2014. There is some encouraging dissent within the Fed President ranks with a few suggesting that given the moderate growth the country has experienced and is tracking towards, an increase in short-term rates may need to occur prior to the Fed’s 2014 timeframe. We look forward to that day. For now, the Fed assures us that inflation is in check (which is hard to comprehend for anyone who drives or goes to the grocery store) and rates will remain the same at least for the medium-term.

Much of what we have done and will continue to do within our portfolios is to manage conservatively with an eye on the European markets and how they may ultimately affect the U.S. taxable and tax-exempt cash markets. In addition, Money Market Fund reform discussions continue with no majority agreement from the SEC Commissioners on how to proceed, while the newly created Financial Stability Oversight Council (FSOC) issued a powerful shot across the bow essentially stating that if the SEC doesn’t enact additional money fund reform, it will. We won’t use this forum to stir the debate, rather we simply let our shareholders know that we continue our strategy of managing our funds conservatively, educating our shareholders as to the discussions of the day and how they may affect our funds, and offer logical solutions that we feel help to keep the money fund industry safer and more informed.

The tax-exempt markets have seen strong note issuance continue from late 2011 and thus far into 2012, which has kept yields relatively steady for the past several months. Rates remain attractive on a taxable equivalent yield basis, which invites “crossover” buyers (taxable money funds purchasing tax-exempt securities), resulting at times with demand outpacing supply. It has been encouraging to see overall municipal credit quality improve, where we continue to find good opportunity in municipalities that have demonstrated strong fiscal discipline and have reported steady growth in tax receipt revenue. Strong investor demand for Variable Rate Demand Notes (VRDNs) has kept these investments attractive, which has provided benefit to the portfolio. We have been successful in finding relatively attractive yields in other tax-exempt general obligation notes and bonds, and issuances by select school districts.

Even though much is up in the air – potential money fund reform, Europe, and the Fed-proclaimed zero interest rate policy (ZIRP) through 2014 – we remain grounded in our principles and conservative investment strategies that have weathered every market cycle for nearly four decades. We vow to stay on top of the important issues that affect our shareholders and will continue to keep you informed about our course in 2012.

Thank you for your trust in Reich & Tang. We welcome any questions you may have about our funds or any of the investments within our portfolios.

Sincerely,

Michael P. Lydon

President

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2012

Face Amount		Value (Note 1)

TAX EXEMPT COMMERCIAL PAPER (2.49%)

$4,784,000	New York Long Island Power Authority, LOC State Street Bank & Trust Company, 0.09%, 06/04/12	$4,784,000

4,784,000	Total Tax Exempt Commercial Paper	4,784,000

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (33.88%)

$6,575,000	Cheektowaga CSD, Erie County, NY BAN – Series 2011A, 0.61%, 10/18/12	$6,586,842

9,500,000	Churchville-Chili CSD, Monroe County, NY BAN – 2012, 0.40%, 06/22/12	9,508,078

3,500,000	City School District of the City of Oneonta, Otsego County, NY GO RAN 2011, 0.92%, 08/23/12	3,503,554

5,883,830	City School District of the City of Elmira, Chemung County, NY BAN – 2011 Series B, 1.25%, 06/15/12	5,887,396

4,000,000	Clinton CSD Oneida County, NY RAN 2011, 0.88%, 06/20/12	4,000,645

6,800,000	Copenhagen CSD Lewis and Jefferson Counties, NY GO BAN 2011 – C, 0.68%, 07/27/12	6,813,200

4,833,000	Deposit CSD Broome and Delaware Counties, NY BAN 2011, 0.98%, 06/28/12	4,835,045

2,865,000	Frankfort-Schuyler CSD Herkimer County, NY BAN 2011, 1.00%, 06/22/12	2,866,005

4,000,000	Lafayette CSD Onondaga County, NY RAN, 2011, 1.10%, 06/29/12	4,002,547

1,500,000	Lafayette CSD Onondaga County, NY RAN, 2012, 0.39%, 06/29/12	1,501,462

3,810,000	Lisbon CSD St. Lawrence County, NY BAN 2011, 0.91%, 06/29/12	3,812,067

3,420,000	Nanuet Union Free School District Rockland County, NY BAN 2011, 0.65%, 10/26/12	3,425,772

6,500,000	Niagara Wheatfield CSD Niagara County, NY BAN 2012, 0.52%, 03/27/13	6,542,665

1,825,000	Orchard Park CSD, Erie County, NY BAN – 2011, 0.72%, 12/14/12	1,830,947

65,011,830	Total Tax Exempt General Obligation Notes and Bonds	65,116,225

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (64.63%)

$6,000,000	Commonwealth of Puerto Rico Public Improvement Refunding Bonds Sub-Series 2003 C-5-2, LOC Barclays Bank PLC, 0.25%, 07/01/20	$6,000,000

4,900,000	Dormitory Authority of the State of New York, RB (University of Rochester) – Series 2006 A-1 , LOC Bank of America, N.A., 0.29%, 07/01/27	4,900,000

1,900,000	Dutchess County, NY IDA Civic Facility RB, (Marist College Civic Facility Project) – Series 2005A, LOC JPMorgan Chase Bank, N.A., 0.23%, 07/01/35	1,900,000

4,900,000	Metropolitan Transportation Authority Dedicated Fund Tax Refunding Bonds – Series 2008 Subseries 2008B-1, LOC Bank of Nova Scotia, 0.22%, 11/01/34	4,900,000

8,900,000	Metropolitan Transportation Authority Transportation Refunding Bonds – Series 2008A Subseries, LOC Morgan Stanley, 0.30%, 11/01/31	8,900,000

11,000,000	Metropolitan Transportation Authority Transportation RB – Series 2005 D-2 , LOC Landesbank Hessen –Thuringen Girozentrale, 0.32%, 11/01/35	11,000,000

4,000,000	New York City IDA Civic Facility RB (2004 Jamaica First Parking, LLC Project), LOC JPMorgan Chase Bank, N.A., 0.23%, 03/01/34	4,000,000

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2012 (Continued)

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$1,000,000	New York City NY GO Series 1994 A-9, LOC JPMorgan Chase Bank, N.A., 0.23%, 08/01/18	$1,000,000

10,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., 0.21%, 11/01/29	10,000,000

7,760,000	New York City, NY GO – Fiscal 2004, Series A-3, LOC Morgan Stanley, 0.30%, 08/01/31	7,760,000

2,900,000	New York City, NY HDC Multi-Family Mortgage RB, (White Plains Courtyard Apartments) – Series 2005A, Guaranteed by Federal Home Loan Mortgage Corporation, 0.25%, 03/01/38 (b)	2,900,000

5,300,000	New York City, NY IDA Liberty RB, (FC Hanson Office Associates, LLC Project) – Series 2004, LOC Lloyds PLC, 0.25%, 12/01/39	5,300,000

2,900,000	New York City, NY Trust for Cultural Resources RB, (Alvin Ailey Dance Foundation) – Series 2003, LOC Citibank, N.A., 0.28%, 07/01/33	2,900,000

2,500,000	New York Liberty Development Corporation RB, (Goldman Sachs Headquarters Issue) – Series 2005, LOC Wells Fargo, N.A., 0.25%, 10/01/35	2,500,000

1,200,000	New York State Dormitory Authority RB, (Cornell University) – Series 2000A, 0.24%, 07/01/29	1,200,000

1,375,000	New York State Dormitory Authority RB, (LeMoyne College Project) – Series 2009, LOC TD Bank, N.A., 0.23%, 01/01/39	1,375,000

3,800,000	New York State Energy Research and Development Authority Facilities RB, (Consolidated Edison Company of New York, Inc. Project) – Series 2005A-3, LOC Mizuho Corporate Bank, 0.22%, 05/01/39	3,800,000

3,100,000	New York State Housing Finance Agency RB, (Gotham West Housing) Series 2011A-2, LOC Wells Fargo, N.A., 0.22%, 05/01/45	3,100,000

5,000,000	New York State Housing Finance Agency RB, (10 Liberty Street Housing) – 2003 Series A, 0.21%, 05/01/35	5,000,000

2,900,000	New York State Housing Finance Agency RB, (80 Dekalb Avenue Housing) – Series 2009B, LOC Wachovia Bank, N.A., 0.23%, 05/01/42	2,900,000

3,900,000	New York State Housing Finance Agency RB, (Capitol Green Apartments Housing) – Series 2006A, Guaranteed by Federal National Mortgage Association, 0.30%, 05/15/36 (b)	3,900,000

3,750,000	New York State Housing Finance Agency RB, (Kew Gardens Hills Housing) – Series 2006A, Guaranteed by Federal National Mortgage Association, 0.24%, 05/15/36 (b)	3,750,000

3,380,000	North Amityville Fire Company Inc., Fire Department RB – Series 2003, LOC Citibank, N.A., 0.55%, 09/01/23	3,380,000

1,920,000	Oneida County IDA Civic Facility RB, (Mohawk Valley Network Inc. Obligated Group; Faxton St. Luke’s Healthcare Civic Facilities) – Series 2006E, LOC Bank of America, N.A., 0.34%, 06/01/31	1,920,000

3,800,000	Suffolk County, NY IDA Civic Facility RB, (St. Anthony’s High School Civic Facility) – Series 2006, LOC U.S. Bank, N.A.,0.19%, 12/01/36	3,800,000

9,400,000	The City of New York GO Bonds, Fiscal 1994 Series E-4, LOC BNP Paribas S.A., 0.26%, 08/01/22	9,400,000

1,000,000	The City of New York GO Bonds, Fiscal 2008 Series J-6, LOC Landesbank Hessen-Thuringen Girozentrale, 0.30%, 08/01/24	1,000,000

2,500,000	The City of New York GO Bonds, Fiscal 2008 Series L-4, LOC U.S. Bank, N.A., 0.24%, 04/01/38	2,500,000

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2012 (Continued)

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$1,500,000	Town of Riverhead, NY IDA RB, (Altaire Pharmaceuticals, Inc. Facility) – Series 1998, LOC Bank of New York Mellon, 0.26%, 10/01/13 (b)	$1,500,000

1,000,000	Triborough Bridge and Tunnel Authority RB Series 2001B, LOC State Street Bank & Trust Company, 0.20%, 01/01/32	1,000,000

750,000	Trust for Cultural Resources of the County of Onondaga, NY RB, (Syracuse University Project) – Series 2010A, LOC Bank of America, N.A., 0.29%, 12/01/29	750,000

124,235,000	Total Tax Exempt Variable Rate Demand Instruments	124,235,000

	Total Investments (101.00%) (cost $194,135,225†)	$194,135,225
	Liabilities in excess of cash and other assets (-1.00%)	(1,915,859)

	Net Assets (100.00%)	$192,219,366

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(b)	Security subject to alternative minimum tax.

KEY:

BAN	= Bond Anticipation Note	IDA	= Industrial Development Authority
CSD	= Central School District	LOC	= Letter of Credit
GO	= General Obligation	RAN	= Revenue Anticipation Note
HDC	= Housing Development Corporation	RB	= Revenue Bond

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Schedule of Investments April 30, 2012 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$124,235,000	63.99%
31 through 60 Days	41,197,246	21.22
61 through 90 Days	6,813,200	3.51
91 through 120 Days	3,503,554	1.81
121 through 180 Days	10,012,613	5.16
Over 180 Days	8,373,612	4.31
Total	$194,135,225	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (Unaudited)

States	Value	% of Portfolio
New York	$188,135,225	96.91%
Puerto Rico	6,000,000	3.09
Total	$194,135,225	100.00%

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statement of Assets and Liabilities April 30, 2012

: Assets
Investments in securities, at amortized cost (Note 1)	$194,135,225
Accrued interest receivable	483,503
Prepaid expenses	7,432

Total assets	194,626,160

: Liabilities
Payable to affiliates (Note 2)	50,460
Due to Custodian	2,253,935
Accrued expenses	101,762
Dividends payable	637

Total liabilities	2,406,794

Net assets	$192,219,366

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$192,223,179
Accumulated net realized gain(loss)	(3,813)

Net assets	$192,219,366

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Asset Value
Class A Shares	$97,470,668	97,471,318	$1.00
Class B Shares	$1,515,490	1,515,501	$1.00
New York Tax Exempt Liquidity Fund (“Advantage Shares”)	$93,233,208	93,233,830	$1.00

	$192,219,366	192,220,649

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statement of Operations Year Ended April 30, 2012

: Investment Income
INCOME:
Interest	$717,597

EXPENSES: (NOTE 2)
Investment management fee	677,098
Administration fee	473,968
Shareholder servicing fee (Class A)	259,828
Shareholder servicing fee (Advantage Shares)	234,772
Distribution fee (Advantage Shares)	422,590
Custodian expenses	14,579
Shareholder servicing and related shareholder expenses†	120,265
Legal, compliance and filing fees	32,330
Audit and accounting	107,853
Directors’ fees and expenses	40,892
Other expenses	18,419

Total expenses	2,402,594
Less: Earnings credit (Notes 2 and 4)	(7,122)
Less: Fees waived (Note 2)	(1,693,452)

Net expenses	702,020

Net investment income	15,577

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	(3,813)

Increase in net assets from operations	$11,764

†	Includes class specific transfer agency expenses of $66,259 and $960 for Class A and Class B, respectively.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Statements of Changes in Net Assets Years Ended April 30, 2012 and 2011

	2012	2011
: Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$15,577	$8,828
Net realized gain (loss) on investments	(3,813)	-0-

Increase in net assets from operations	11,764	8,828

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME*:
Class A Shares	(6,608)	(3,594)
Class B Shares	(90)	(70)
Advantage Shares	(8,879)	(5,164)

Total dividends to shareholders	(15,577)	(8,828)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Class A Shares	—	(817)
Class B Shares	—	(16)
Advantage Shares	—	(585)

Total dividends to shareholders	—	(1,418)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Class A Shares	(32,007,911)	(24,541,942)
Class B Shares	(757,291)	(4,584,534)
Advantage Shares	12,915,878	(16,272,803)

Total capital share transactions	(19,849,324)	(45,399,279)

Total increase/(decrease)	(19,853,137)	(45,400,697)

NET ASSETS:
Beginning of year	212,072,503	257,473,200

End of year	$192,219,366	$212,072,503

UNDISTRIBUTED NET INVESTMENT INCOME	$-0-	$-0-

*	Designated as exempt-interest dividend for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights

	Years Ended April 30,
: Class A shares	2012	2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.009	0.025
Net realized and unrealized gain (loss) on investments*	(0.000)	—	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.009	0.025

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.000)	(0.009)	(0.025)
Net realized gain on investments	—	(0.000)	(0.000)	—	—

Total Distributions	(0.000)	(0.000)	(0.000)	(0.009)	(0.025)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.00%	0.01%	0.92%	2.50%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$97,471	$129,481	$154,024	$190,143	$273,458
Ratio to average net assets:
Net investment income	0.01%	0.00%	0.00%	0.96%	2.44%
Expenses (net of fees waived) (a)	0.32%	0.40%	0.54%	0.89%	0.86%
Management and administration fees waived	0.31%	0.24%	0.15%	—	—
Shareholder servicing fees waived	0.20%	0.20%	0.18%	0.00%	—
Transfer agency fees waived	0.05%	0.05%	0.03%	—	—
Expenses paid indirectly	0.00%	0.00%	—	—	0.00%

*	Ratios denoted 0.000 is less than 0.001
(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Years Ended April 30,
: Class B shares	2012	2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.011	0.027
Net realized and unrealized gain (loss) on investments*	(0.000)	—	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.011	0.027

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.000)	(0.011)	(0.027)
Net realized gain on investments	—	(0.000)	(0.000)	—	—

Total Distributions	(0.000)	(0.000)	(0.000)	(0.011)	(0.027)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.00%	0.03%	1.13%	2.71%

RATIO/SUPPLEMENTAL DATE
Net assets, end of year (000’s)	$1,515	$2,273	$6,857	$10,996	$15,849
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.03%	1.24%	2.80%
Expenses (net of fees waived) (a)	0.32%	0.40%	0.52%	0.68%	0.65%
Management and administration fees waived	0.31%	0.24%	0.15%	—	—
Transfer agency fees waived	0.05%	0.05%	0.04%	—	—
Expenses paid indirectly	0.00%	0.00%	—	—	0.00%

*	Ratios denoted 0.000 is less than 0.001
(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Years Ended April 30,
: Advantage shares	2012	2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000	0.000	0.000	0.008	0.023
Net realized and unrealized gain (loss) on investments*	(0.000)	—	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.008	0.023

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.000)	(0.008)	(0.023)
Net realized gain on investments	—	(0.000)	(0.000)	—	—

Total Distributions	(0.000)	(0.000)	(0.000)	(0.008)	(0.023)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.01%	0.80%	2.34%

RATIO/SUPPLEMENTAL DATE
Net assets, end of year (000’s)	$93,233	$80,319	$96,592	$104,130	$111,059
Ratio to average net assets:
Net investment income	0.01%	0.01%	0.01%	0.79%	2.26%
Expenses (net of fees waived) (a)	0.31%	0.40%	0.53%	1.01%	1.02%
Management and administration fees waived	0.31%	0.24%	0.15%	—	—
Distribution and shareholder servicing fees waived	0.70%	0.70%	0.67%	0.33%	0.28%
Expenses paid indirectly	0.00%	0.00%	—	—	0.00%

*	Ratios denoted 0.000 is less than 0.001
(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited)

1: Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its objective. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Fund recognizes interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2012, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended April 30, 2012, the Fund did not have liabilities for any uncertain tax positions and had no unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

ALLOCATION OF INCOME AND EXPENSES

The Fund may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended April 30, 2012, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the IRS.

In a low interest rate environment, such as the environment that existed at April 30, 2012, Reich & Tang Asset Management, LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager at the annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of April 30, 2012, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are as follows:

Fee Type	Affiliate	Amount
Investment management fee	Manager	$45,460
Administration fee	Manager	5,000

Total		$50,460

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

For the year ended April 30, 2012, the following fees were voluntarily waived by the Manager, Distributor and Reich & Tang Services, Inc. (the “TA”):

Investment management fees	$274,417
Administration fees	435,968
Shareholder servicing fees – Class A shares	259,828
Shareholder servicing fees – Advantage shares	234,772
Distribution fees – Advantage shares	422,590
Transfer agency fees – Class A shares	64,939
Transfer agency fees – Class B shares	938

Total	$1,693,452

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.

Effective January 1, 2012, each independent Director receives an annual retainer fee of $8,500 and a fee of $1,375 for each Board of Directors meeting attended.

Included in the Statement of Operations under the caption “Custodian Expenses” are expense offsets of $7,122.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the year ended April 30, 2012, Class A and Class B shares waived all of their fees.

As of April 30, 2012, certain Directors and Officers had investments in the Fund representing less than 1% of the Fund.

3: Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the year ended April 30, 2012, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Transaction Type	Amount
Purchases	$50,905,000
Sales	84,345,000
Gains/(Losses)	-0-

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

4: Compensating Balance Agreement and Other Transactions

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the “Bank”). The Fund may leave funds or overdraft funds in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three-month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the statement of operations.

For the year ended April 30, 2012, expense offsets for the Fund were $7,122.

5: Capital Stock

At April 30, 2012, 20,000,000,000 shares of $0.001 par value stock were authorized. Transactions in capital stock, all at $1.00 par value, were as follows:

	Year Ended April 30, 2012	Year Ended April 30, 2011
Class A Shares
Sold	$434,102,863	$449,764,324
Issued on reinvestment of dividends	6,198	4,264
Redeemed	(466,116,972)	(474,310,530)

Net increase (decrease)	$(32,007,911)	$(24,541,942)

Class B Shares
Sold	$4,962,896	$15,196,070
Issued on reinvestment of dividends	85	91
Redeemed	(5,720,272)	(19,780,695)

Net increase (decrease)	$(757,291)	$(4,584,534)

Advantage Shares
Sold	$128,818,986	$163,951,725
Issued on reinvestment of dividends	8,658	5,887
Redeemed	(115,911,766)	(180,230,415)

Net increase (decrease)	$12,915,878	$(16,272,803)

6: Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 63% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

7: Tax Information

The tax character of all dividends and distributions paid during the years ended April 30, 2012 and 2011 were as follows:

	2012	2011
Tax-exempt income	$15,577	$8,828
Long-term capital gain	-0-	1,418

At April 30, 2012, the Fund had $637 of tax-exempt distributable earnings.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The act makes changes to several tax rules impacting Regulated Investment Companies (“RICs”). The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. However, the Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Losses incurred that will be carried forward under the provision of the Modernization Act are as follows:

Short Term	Long Term
$3,813	$-0-

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

New York Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

8: Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2012:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$194,135,225	$-0-

Total	$-0-	$194,135,225	$-0-

For the year ended April 30, 2012, there was no Level 1 or 3 investments.

New York Daily Tax Free Income Fund, Inc. Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

New York Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the “Fund”) at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion.

New York, New York

June 25, 2012

New York Daily Tax Free Income Fund, Inc. Expense Chart For The Six Months Ended April 30, 2012 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.44	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	$1.46	0.29%

Class B Shares	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51	0.30%

Advantage Shares	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51	0.30%

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period (November 1, 2011 through April 30, 2012), multiplied by 182/366 (to reflect the most recent fiscal half-year).

New York Daily Tax Free Income Fund, Inc. Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

:	Tax-Exempt Income Distribution

For the fiscal year ended April 30, 2012, the Fund paid tax-exempt distribution in the amount of $15,577.

New York Daily Tax Free Income Fund, Inc. Board Approval of Investment Management Contract (Unaudited)

On March 6, 2012, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Board had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager:

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation’s Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation’s portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on their direct experience with the Manager and in consultation with Paul Hastings. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager’s reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager under the Administrative Services Contract.

2)	The performance of the Corporation and the Manager:

The Board reviewed the investment performance of the Corporation, both on an absolute basis and as compared to the Crane Data peer group (“Performance Peer Group”) on a net basis for the one-month, one-, three-, five- and ten-year periods ended January 31, 2012. The Performance Peer Group was comprised of other funds with an investment policy similar to that of the Corporation with assets of $100M to $145M. The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Corporation’s; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation’s. The Board used the Corporation’s performance against the Performance Peer Group to provide objective comparative benchmarks against which they could assess the Corporation’s performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation’s shareholders the performance that was available in the marketplace given the Corporation’s investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the net performance of the Corporation against the Performance Peer Group was at the median for the one-month period and below the median for the one-year, three-year, five-year and ten-year periods.

In connection with its assessment of the performance of the Manager, the Board considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation:

In connection with the Board’s consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation and the level of the combined management-administrative fees against the Crane Data expense peer group (“Expense Peer Group”). The Expense Peer Group was comprised of other funds with an investment policy similar to that of the Corporation with assets of $100M to $145M. The Board also considered comparative total fund expenses of the Class A shares of the Corporation and the Expense Peer Group. The Board used this combined fee information and total expense data as a guide to

New York Daily Tax Free Income Fund, Inc. Board Approval of Investment Management Contract (Unaudited) (Continued)

help assess the reasonableness of the Corporation’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Board also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Corporation’s management fee and combined fees (management and administrative) were above the median of the Expense Peer Group and at the average of the Expense Peer Group. The Board also acknowledged that the differences in expense ratios as between the various shares classes of the Corporation was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Board also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Board concluded that the level of the management fee was reasonable in light of these factors.

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data that was distributed at the meeting relating to the Manager and its affiliates for the year ended December 31, 2011. The Board considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager’s profitability reports, the Board and the Manager discussed the Manager’s associated costs and the impact of such costs on the Manager’s net profitability. The Board concluded that the profitability of the Corporation to the Manager and its affiliates was reasonable.

4)	The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale:

With respect to the Boards’ consideration of economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Corporation at higher asset levels. The Board also discussed with the Manager whether certain of the Manager’s costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there was significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors:

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager’s affiliate, the Distributor, to market the Corporation through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Directors, determined that the Corporation’s management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based their decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

New York Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited)

:	Directors and Officers Information

April 30, 20121

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors:
Edward A. Kuczmarksi, 1949	Director	Since 1984	Certified Public Accountant and Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) since 1980.	Director/Trustee of seven portfolios	Trustee of the Empire Builder Tax Free Bond Fund, Director of ISI Funds and Director of the Brookfield Investment Management Funds.
Caroline E. Newell, 1940	Director	Since 1984	Director of the Park Avenue Church Day School since 2001. Director of Le Chateau des Enfants and the American School in Switzerland, both since 1990.	Director of one portfolio	Trustee of the Empire Builder Tax Free Bond Fund
John P. Steines, 1948	Director	Since 1984	Counsel at Cooley LLP since April 2004. Professor of Law, New York University School of Law since 1980.	Director of one portfolio	Trustee of the Empire Builder Tax Free Bond Fund
Interested Director:
Steven W. Duff, 1953	Director[4] President and Trustee	Since 1994 1994-2007	Executive Vice President, Chief Investment Officer and Member of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor. Mr. Duff has been associated with RTAM, LLC since August 1994. Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex and serves as a Director of Reich & Tang Distributors, Inc.	Director/Trustee of seven portfolios	None

New York Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years
Interested Officers:
Michael P. Lydon, 1963	President Vice President	Since 2007 2005-2007	President, Chief Executive Officer and Member of RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of two other funds in the Reich & Tang Fund Complex. Mr. Lydon serves as Member and Chief Executive Officer of Reich & Tang Deposit Solutions, LLC, Director and Executive Vice President of Reich & Tang Distributors, Inc., Director, President and Chief Executive Officer of Reich & Tang Services, Inc. and Member, President, and Chief Executive Officer of Stable Custody Group LLC and Stable Custody Group II LLC.
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007	Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of three other funds in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer, Secretary and AML Officer of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.
Esther Cheung 1980	Treasurer and Assistant Secretary	Since 2010	Head of Fund Accounting for RTAM, LLC since June 2010. Ms. Cheung is also Treasurer and Assistant Secretary of two other funds in the Reich & Tang Complex. From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG LLP.
Richard De Sanctis, 1956	Vice President Treasurer and Assistant Secretary	Since 2005 1992 to 2004	Executive Vice President and Chief Operating Officer of RTAM, LLC. Associated with RTAM, LLC since 1990. Mr. De Sanctis is Vice President of two other funds in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Member, Executive Vice President, and Chief Operating Officer of Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, Director, Executive Vice President and Chief Operating Officer of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.
Chris Gill, 1964	Vice President	Since 2008	Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM, LLC and its predecessors since February 1994. Mr. Gill is also Vice President of two other funds in the Reich & Tang Complex. Mr. Gill serves as a Member and Senior Vice President for Reich & Tang Deposit Solutions, LLC, Director and Senior Vice President of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc., and Senior Vice President of Stable Custody Group LLC and Stable Custody Group II LLC.
Joseph Jerkovich, 1968	Vice President Treasurer and Assistant Secretary	2007-2008, and Since 2010 2008-2010	Senior Vice President and Chief Financial Officer of RTAM, LLC. Mr. Jerkovich has been Associated with RTAM, LLC since September 2004. Mr. Jerkovich also serves as Vice President of two other funds in the Reich & Tang Fund Complex. Mr. Jerkovich is a Member, Senior Vice President and Chief Financial Officer of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc., Director, Senior Vice President and Chief Financial Officer of Reich & Tang Services, Inc., and Member, Senior Vice President, Chief Financial Officer and Treasurer of Stable Custody Group LLC and Stable Custody Group II LLC.

New York Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years
Interested Officers: (continued)
Christine Manna, 1970	Secretary	Since 2007	Vice President and Assistant Secretary of RTAM, LLC. Ms. Manna is also Secretary of two other funds in the Reich & Tang Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., and Stable Custody Group LLC and Stable Custody Group II LLC.
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc. Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of two other funds in the Reich & Tang Fund Complex

[1]

The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the “Fund”) directors/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

[2]	The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 1411 Broadway, New York, NY 10018.
[3]

Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

[4]	Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund’s investment adviser.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

[This Page Intentionally Left Blank]

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

New York Daily Tax Free Income Fund, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor,

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Distributor

Reich & Tang Distributors, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

NY 4/12A

New York Daily Tax Free Income Fund, Inc.

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

Annual Report

April 30, 2012

Item 2:	Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on March 8, 2011 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:	Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4:	Principal Accountant Fees and Services

		FYE 04/30/2011	FYE 04/30/2010

4(a)	Audit Fees	$37,000	$8,000
4(b)	Audit Related Fees	$0	$0
4(c)	Tax Fees	$4,700	$9,100
4(d)	All Other Fees	$0	$0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $4,700 and $185,000 respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2012. $9,100 and $145,000, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2011.

Tax fees for the fiscal year-end April 30, 2012, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end April 30, 2011, includes fees billed for the preparation and review of tax returns.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:	Exhibits

(a)(1)	Code of Ethics.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: July 2, 2012

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Treasurer and Assistant Secretary

Date: July 2, 2012

*	Print the name and title of each signing officer under his or her signature.